Schedule of Portfolio Investments

Large Cap Equity Fund

September 30, 2025 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Fair Value
AIR FREIGHT & LOGISTICS - 1.1%
FedEx Corporation	2,400	$565,944

BANKS - 3.5%
Bank of America Corporation	8,000	412,720
Citigroup, Inc.	4,800	487,200
JPMorgan Chase & Company	3,000	946,290
		1,846,210
BIOTECHNOLOGY - 2.2%
AbbVie, Inc.	5,000	1,157,700

CAPITAL MARKETS - 2.6%
CME Group, Inc.	2,500	675,475
Goldman Sachs Group, Inc. (The)	900	716,715
		1,392,190
CHEMICALS - 0.6%
LyondellBasell Industries N.V. - Class A	6,000	294,240

COMMUNICATIONS EQUIPMENT - 5.8%
Arista Networks, Inc. (a)	12,000	1,748,520
Cisco Systems, Inc.	6,000	410,520
Motorola Solutions, Inc.	2,000	914,580
		3,073,620
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Verizon Communications, Inc.	2,500	109,875

ELECTRIC UTILITIES - 1.7%
NextEra Energy, Inc.	11,700	883,233

FINANCIAL SERVICES - 3.8%
Mastercard, Inc. - Class A	3,500	1,990,835

FOOD & STAPLES RETAILING - 3.5%
Costco Wholesale Corporation	2,000	1,851,260

Schedule of Portfolio Investments (Continued)

Large Cap Equity Fund

COMMON STOCKS - 96.5% (Continued)	Shares	Fair Value
HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
Medtronic plc	10,000	$952,400

HEALTH CARE PROVIDERS & SERVICES - 5.2%
HCA Healthcare, Inc.	5,000	2,131,000
McKesson Corporation	800	618,032
		2,749,032
HOTELS, RESTAURANTS & LEISURE - 1.9%
Booking Holdings, Inc.	130	701,905
McDonald's Corporation	1,000	303,890
		1,005,795
HOUSEHOLD DURABLES - 2.8%
Garmin Ltd.	6,000	1,477,320

HOUSEHOLD PRODUCTS - 1.3%
Procter & Gamble Company (The)	4,400	676,060

INSURANCE - 4.1%
Aflac, Inc.	6,000	670,200
Progressive Corporation (The)	6,000	1,481,700
		2,151,900
INTERACTIVE MEDIA & SERVICES - 6.0%
Alphabet, Inc. - Class A	10,100	2,455,310
Meta Platforms, Inc. - Class A	1,000	734,380
		3,189,690
IT SERVICES - 2.3%
Accenture plc - Class A	5,000	1,233,000

MACHINERY - 4.0%
Cummins, Inc.	5,000	2,111,850

MEDIA - 1.3%
Comcast Corporation - Class A	22,000	691,240

METALS & MINING - 0.7%
Freeport-McMoRan, Inc.	10,000	392,200

Schedule of Portfolio Investments (Continued)

Large Cap Equity Fund

COMMON STOCKS - 96.5% (Continued)	Shares	Fair Value
OIL, GAS & CONSUMABLE FUELS - 3.5%
ConocoPhillips	7,000	$662,130
EOG Resources, Inc.	10,800	1,210,896
		1,873,026
PHARMACEUTICALS - 0.8%
Bristol-Myers Squibb Company	9,700	437,470

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.8%
American Tower Corporation	2,000	384,640
Public Storage	1,500	433,275
Simon Property Group, Inc.	637	119,546
		937,461
ROAD & RAIL - 3.2%
CSX Corporation	48,000	1,704,480

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.4%
Broadcom, Inc.	7,100	2,342,361
KLA Corporation	1,500	1,617,900
Microchip Technology, Inc.	16,800	1,078,896
NVIDIA Corporation	10,500	1,959,090
QUALCOMM, Inc.	3,500	582,260
Texas Instruments, Inc.	400	73,492
		7,653,999
SOFTWARE - 6.0%
Intuit, Inc.	1,000	682,910
Microsoft Corporation	3,950	2,045,902
Salesforce, Inc.	2,000	474,000
		3,202,812
SPECIALTY RETAIL - 5.4%
Home Depot, Inc. (The)	4,200	1,701,798
TJX Companies, Inc. (The)	7,000	1,011,780
Tractor Supply Company	2,500	142,175
		2,855,753

Schedule of Portfolio Investments (Continued)

Large Cap Equity Fund

COMMON STOCKS - 96.5% (Continued)	Shares	Fair Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.5%
Apple, Inc.	7,200	$1,833,336

TOBACCO & CANNABIS - 0.4%
Altria Group, Inc.	3,500	231,210

WIRELESS TELECOMMUNICATION SERVICES - 1.1%
T-Mobile USA, Inc.	2,500	598,450

TOTAL INVESTMENTS (Cost $25,932,763) - 96.5%		$51,123,591

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.5%		1,868,513

NET ASSETS - 100.0%		$52,992,104

(a)	Non-income producing security.

plc - Public Liability Company
N.V. - Naamloze Vennootschap